Related party transactions and balances - Schedule of Amounts due from or to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Board member fee	$ 110
Operating expenses paid on behalf of the Group		174
Due to related parties	$ 110	$ 174